Unaudited Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Net revenues
Product sales				¥ 2,634
Sourcing services		1,435	198	1,300
Battery-swapping services		461	64	343
Total net revenues		1,896	262	4,277
Cost of revenues		(597)	(82)	(2,748)
Gross profit		1,299	180	1,529
Operating expenses:
Sales and marketing expenses		(1,012)	(140)	(866)
General and administrative expenses		(16,792)	(2,316)	(11,525)
Research and development expenses		(1,941)	(268)	(2,810)
Expected credit losses		(2,086)	(288)
Total operating expenses		(21,831)	(3,012)	(15,201)
Operating loss		(20,532)	(2,832)	(13,672)
Interest income		31	4	1,196
Interest expenses		(497)	(69)	(239)
Other income		16,145	2,226	10
Other expenses		(981)	(135)	(276)
Loss before income taxes		(5,834)	(806)	(12,981)
Income tax expenses		(1,344)	(185)	(5)
Net loss		(7,178)	(991)	(12,986)
Less: Net loss attributable to non-controlling interests		(3,711)	(512)	(2,029)
Net loss attributable to the Company’s shareholders and total comprehensive loss		¥ (3,467)	$ (479)	¥ (10,957)
Loss per share attributable to ordinary shareholders of the Company’s shareholders *
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (0.07)	$ (0.01)	¥ (0.22)	[1]
Weighted average shares used in calculating basic and diluted loss per share *
Basic (in Shares)	[1]	50,416,667	50,416,667	50,000,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).